Deposits (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Time deposit liabilities description	$100,000 or more
Time Deposits, $100,000 or More	$ 150,800,000	$ 91,700,000
Threshold limit for deposits insurance	250,000
Time certificate accounts $250 ,000 or More	$ 40,500,000	$ 21,900,000